Schedule of Major Costs Incurred in the Development of the Company’s Technology and Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
General and administrative	$ 1,784	$ 2,119	$ 4,337	$ 3,750	$ 7,290	$ 6,864
Stock-based compensation	413	826	137	878	1,752	2,649
Other operating expenses	$ 509	$ 461	$ 1,109	$ 2,075	$ 3,533